COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of commitments and contingencies

As of
December 31, 2022
RMB
(in thousands)
Operating leases commitments(i)	386,310
Investment commitments(ii)	141,765
Purchase of property and equipment	4,512
Purchase of services	2,081
Total	534,668

Amounts
RMB
(in thousands)
2023	281,049
2024	118,115
2025	83,711
2026	25,413
Thereafter	26,380
Total	534,668
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements.

27. COMMITMENTS AND CONTINGENCIES (CONTINUED)